Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2025
Credit Risk Exposure [Abstract]
Maximum Exposure to Credit Risk	Maximum Exposure to Credit Risk

	Dec 31, 2025
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	164,664	164,664	—			—
Interbank balances (w/o central banks)	6,963	6,963	—			—
Central bank funds sold and securities purchased under resale agreements	37,509	37,509	—	37,376		37,376
Securities borrowed	6	6	—	6		6
Loans	484,270	484,270	—	256,542	49,168	305,710
Other assets subject to credit risk[4,5]	109,015	103,271	25,790	1,107	258	27,154
Total financial assets at amortized cost[3]	802,426	796,683	25,790	295,031	49,426	370,247
Financial assets at fair value through profit or loss[6]
Trading assets	142,273		—	1,525	895	2,419
Positive market values from derivative financial instruments	241,654		180,780	45,704	10	226,494
Non-trading financial assets mandatory at fair value through profit or loss	123,517		1,774	111,207	495	113,476
Of which:
Securities purchased under resale agreement	95,802		1,774	94,028	—	95,802
Securities borrowed	16,513		—	16,271		16,271
Loans	3,370			840	495	1,335
Financial assets designated at fair value through profit or loss	—		—			—
Total financial assets at fair value through profit or loss	507,444	—	182,554	158,436	1,399	342,389
Financial assets at fair value through OCI	43,644	43,644		1,342	1,232	2,574
Of which:
Securities purchased under resale agreement	1,128	1,128	—	90		90
Securities borrowed	—	—				—
Loans	4,432	4,432		20	1,232	1,252
Total financial assets at fair value through OCI	43,644	43,644	—	1,342	1,232	2,574
Financial guarantees and other credit related contingent liabilities[7]	79,092	79,092		4,619	9,928	14,547
Revocable and irrevocable lending commitments and other credit related commitments[7]	274,305	272,072		24,219	7,348	31,567
Total off-balance sheet	353,397	351,164	—	28,838	17,276	46,114

Maximum exposure to credit risk	1,706,911	1,191,490	208,344	483,647	69,333	761,323
[1] Does not include credit derivative notional sold (€ 620 billion ) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts

	Dec 31, 2024
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	147,511	147,511	—	—	−	—
Interbank balances (w/o central banks)	6,169	6,169	—	—	—	—
Central bank funds sold and securities purchased under resale agreements	40,802	40,802	—	40,580	−	40,580
Securities borrowed	44	44	—	32	−	32
Loans	489,579	489,579	—	264,252	44,211	308,463
Other assets subject to credit risk[4,5]	81,985	76,702	24,750	1,668	270	26,687
Total financial assets at amortized cost[3]	766,091	760,807	24,750	306,532	44,481	375,763
Financial assets at fair value through profit or loss6
Trading assets	134,118	−	—	1,207	612	1,819
Positive market values from derivative financial instruments	291,800	−	229,605	45,613	115	275,333
Non-trading financial assets mandatory at fair value through profit or loss	113,433	−	1,638	103,339	292	105,269
Of which:
Securities purchased under resale agreement	88,736	−	1,638	87,091	—	88,729
Securities borrowed	15,913	−	—	15,671	—	15,671
Loans	1,954	−	−	485	272	757
Financial assets designated at fair value through profit or loss	—	−	—	—	—	—
Total financial assets at fair value through profit or loss	539,350	—	231,243	150,159	1,019	382,421
Financial assets at fair value through OCI	42,090	42,090	—	4,077	1,168	5,244
Of which:					—	—
Securities purchased under resale agreement	2,786	2,786	—	2,455	—	2,455
Securities borrowed	—	—	−	—	—	—
Loans	5,068	5,068	−	454	1,168	1,621
Total financial assets at fair value through OCI	42,090	42,090	—	4,077	1,168	5,244
Financial guarantees and other credit related contingent liabilities[7]	73,468	73,467	−	4,410	9,227	13,637
Revocable and irrevocable lending commitments and other credit related commitments[7]	269,699	268,373	−	21,737	8,227	29,964
Total off-balance sheet	343,167	341,840	—	26,147	17,455	43,602

Maximum exposure to credit risk	1,690,698	1,144,738	255,993	486,915	64,122	807,029
[1] Does not include credit derivative notional sold (€ 597.9 billion ) and credit derivative notional bought protection
[2] Bought Credit protection is reflected with the notional of the underlying
[3] All amounts at gross value before deductions of allowance for credit losses
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5] Includes Asset Held for Sale regardless of accounting classification
[6] Excludes equities, other equity interests and commodities
[7] Figures are reflected at notional amounts

Main Credit Exposure Categories by Business Divisions	Main Credit Exposure Categories by Business Divisions

	Dec 31, 2025
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	119,570	21	685	4,116	169,251	73,258	29
Investment Bank	115,325	12,803	2,685	316	67,846	2,824	22,141
Private Bank	246,594	6	—	—	36,961	2,945	497
Asset Management	3	—	—	—	124	10	—
Corporate & Other	2,778	13	—	—	123	56	1,669
Total	484,270	12,842	3,370	4,432	274,305	79,092	24,336

	Dec 31, 2025
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	50	11	—	10,078	—	—	377,069
Investment Bank	5,170	130,177	3,173	27,436	112,314	—	502,208
Private Bank	373	—	—	—	—	—	287,376
Asset Management	—	5,050	62	—	—	—	5,249
Corporate & Other	34,692	336	34,849	—	—	1,128	75,645
Total	40,285	135,575	38,084	37,514	112,315	1,128	1,247,548
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed

	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Corporate Bank	116,674	212	508	4,110	170,667	67,067	47
Investment Bank	110,077	11,068	1,443	958	61,692	3,268	24,031
Private Bank	257,476	6	—	—	37,110	2,815	391
Asset Management	1	—	—	—	130	9	—
Corporate & Other	5,352	93	3	—	100	309	2,431
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Corporate Bank	266	14	—	9,033	—	—	368,598
Investment Bank	5,369	122,813	1,268	31,813	104,248	—	478,047
Private Bank	409	1	1	—	—	—	298,209
Asset Management	—	4,526	82	—	—	—	4,748
Corporate & Other	15,612	390	32,885	—	401	2,786	60,362
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed

Main Credit Exposure Categories by Industry Sectors

	Dec 31, 2025
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	346	2	—	—	262	13	—
Mining and quarrying	1,964	1,629	41	—	4,533	1,410	853
Manufacturing	26,496	747	195	814	53,985	13,742	789
Electricity, gas, steam and air conditioning supply	4,787	256	5	82	8,956	4,009	207
Water supply, sewerage, waste management and remediation activities	675	39	—	4	1,042	405	141
Construction	4,628	451	179	55	4,764	3,732	74
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,094	375	178	699	17,358	6,106	239
Transport and storage	4,580	36	2	98	5,784	1,524	184
Accommodation and food service activities	3,560	81	33	—	1,393	150	4
Information and communication	8,920	1,172	22	396	13,486	2,863	351
Financial and insurance activities⁸	129,848	5,441	1,354	1,845	97,880	38,349	19,636
Real estate activities⁹	45,505	1,445	147	56	7,566	321	185
Professional, scientific and technical activities	9,873	269	118	238	12,733	4,125	42
Administrative and support service activities	6,820	128	161	62	5,163	907	226
Public administration and defense, compulsory social security	7,758	384	10	—	8,755	148	358
Education	249	76	—	—	153	14	33
Human health services and social work activities	3,808	91	—	8	1,784	93	17
Arts, entertainment and recreation	851	17	—	13	1,255	96	18
Other service activities	8,731	191	923	62	3,043	833	713
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,777	—	—	—	24,412	249	265
Activities of extraterritorial organizations and bodies	4	12	—	—	1	4	1
Total	484,270	12,842	3,370	4,432	274,305	79,092	24,336

	Dec 31, 2025
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	—	16	—	—	—	—	640
Mining and quarrying	—	595	—	—	—	—	11,025
Manufacturing	—	1,362	57	52	37	—	98,274
Electricity, gas, steam and air conditioning supply	49	766	94	—	—	—	19,210
Water supply, sewerage, waste management and remediation activities	—	71	11	—	—	—	2,386
Construction	360	377	260	—	—	—	14,881
Wholesale and retail trade, repair of motor vehicles and motorcycles	118	446	6	—	—	—	46,620
Transport and storage	243	408	25	—	—	—	12,883
Accommodation and food service activities	—	88	2	—	—	—	5,311
Information and communication	7	1,930	—	—	3	—	29,151
Financial and insurance activities⁸	6,916	35,177	3,810	37,362	111,332	1,128	490,078
Real estate activities⁹	81	1,314	215	101	2	—	56,939
Professional, scientific and technical activities	—	556	119	—	7	—	28,079
Administrative and support service activities	—	422	8	—	23	—	13,920
Public administration and defense, compulsory social security	24,233	82,712	32,171	—	631	—	157,158
Education	—	207	82	—	—	—	814
Human health services and social work activities	108	206	86	—	—	—	6,201
Arts, entertainment and recreation	—	46	10	—	—	—	2,305
Other service activities	153	4,106	16	—	279	—	19,050
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	—	—	—	—	—	—	218,703
Activities of extraterritorial organizations and bodies	8,017	4,770	1,112	—	—	—	13,920
Total	40,285	135,575	38,084	37,514	112,315	1,128	1,247,548
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 108 billion, Asset-Backed Securities of € 47 billion, Banks of € 91 billion, Insurance of € 21 billion,
Financial Intermediaries of € 13 billion and Public Sector of € 16 billion , all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 31 billion

	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	336	—	—	—	239	24	1
Mining and quarrying	1,885	2,392	66	—	5,934	1,275	145
Manufacturing	26,634	525	5	1,195	56,933	14,331	1,205
Electricity, gas, steam and air conditioning supply	4,346	632	—	38	8,870	4,489	150
Water supply, sewerage, waste management and remediation activities	595	—	—	3	1,013	264	50
Construction	4,330	244	—	30	3,039	3,244	13
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,405	165	103	809	18,290	6,339	180
Transport and storage	4,766	416	63	103	5,373	1,201	164
Accommodation and food service activities	2,665	64	—	19	1,314	150	2
Information and communication	8,930	757	16	237	16,501	3,014	384
Financial and insurance activities⁸	126,640	3,944	1,177	1,589	95,492	34,889	22,093
Real estate activities⁹	49,859	1,005	136	535	7,868	399	326
Professional, scientific and technical activities	6,276	133	—	214	5,754	2,129	161
Administrative and support service activities	8,921	319	95	161	5,025	493	138
Public administration and defense, compulsory social security	5,740	458	14	24	7,438	120	286
Education	295	17	—	—	99	55	55
Human health services and social work activities	4,130	29	—	12	1,850	91	46
Arts, entertainment and recreation	820	4	—	15	1,166	83	17
Other service activities	6,719	260	280	81	7,013	628	1,305
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	204,282	—	—	—	20,488	246	174
Activities of extraterritorial organizations and bodies	5	17	—	—	1	3	4
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	—	2	—	—	—	—	602
Mining and quarrying	41	553	2	—	—	—	12,293
Manufacturing	23	1,389	50	43	42	—	102,375
Electricity, gas, steam and air conditioning supply	71	915	28	—	—	—	19,541
Water supply, sewerage, waste management and remediation activities	—	143	1	—	—	—	2,070
Construction	264	344	285	—	—	—	11,793
Wholesale and retail trade, repair of motor vehicles and motorcycles	—	612	3	—	—	—	47,904
Transport and storage	159	461	3	—	—	—	12,710
Accommodation and food service activities	5	90	1	—	—	—	4,311
Information and communication	31	1,048	—	—	—	—	30,918
Financial and insurance activities⁸	5,379	29,863	5,671	40,437	104,150	2,786	474,109
Real estate activities⁹	198	1,277	181	324	7	—	62,114
Professional, scientific and technical activities	48	256	105	—	—	—	15,075
Administrative and support service activities	19	471	4	—	16	—	15,661
Public administration and defense, compulsory social security	14,160	83,873	27,354	—	110	—	139,577
Education	—	262	14	—	—	—	797
Human health services and social work activities	103	289	—	—	1	—	6,550
Arts, entertainment and recreation	—	19	—	—	—	—	2,124
Other service activities	450	3,514	13	42	207	—	20,514
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	—	—	—	—	—	—	225,190
Activities of extraterritorial organizations and bodies	704	2,362	522	—	117	—	3,735
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to €60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Includes exposure to Corporates including Holding Companies of € 108 billion, Asset-Backed Securities of € 49 billion, Banks of € 66 billion, Insurance of € 9 billion,
Financial Intermediaries of € 15 billion and Public Sector of € 17 billion, all based on internal client classification
[9] Non-recourse Commercial Real Estate portfolio based on Deutsche Bank’s definition is € 36 billion

Main Credit Exposure Categories by Geographical Region	Main credit exposure categories by geographical region

	Dec 31, 2025
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	328,619	4,376	2,100	1,861	148,112	42,864	14,026
Of which:
Germany	213,628	460	935	538	73,322	16,477	3,631
United Kingdom	13,579	954	331	146	11,164	4,861	4,274
France	4,476	253	99	30	8,402	2,398	688
Luxembourg	18,397	839	316	163	9,740	466	2,033
Italy	23,710	124	34	172	4,263	5,299	148
Netherlands	8,969	262	25	394	8,150	2,458	1,093
Spain	15,592	56	47	109	3,827	4,788	151
Ireland	6,447	448	308	31	5,704	335	525
Switzerland	5,858	38		103	8,896	3,018	104
Poland	3,082			11	1,987	227	29
Belgium	1,914	81		61	1,584	519	148
Russian Federation⁸	12				—
Ukraine⁸	206	133[9]			363	8
Other Europe⁸	12,749	727	5	102	10,710	2,009	1,202
North America	105,390	4,474	910	1,507	105,259	18,588	4,730
Of which:
U.S.	91,357	4,252	547	1,357	97,229	16,755	3,158
Cayman Islands	6,155	128	322	77	2,762	1,025	1,032
Canada	2,478	94		53	3,378	195	138
Other North America	5,400	—	41	21	1,889	613	402
Asia/Pacific	39,770	1,669	344	963	17,504	16,093	4,511
Of which:
Japan	1,719	102	27	544	524	688	469
Australia	3,543	264	2	46	3,177	1,691	408
India	9,473	98		8	1,525	3,584	142
China	3,495	3	1	21	757	1,699	231
Singapore	4,142	88	3	98	2,086	1,260	287
Hong Kong	2,338	17	59	34	3,158	723	309
Other Asia/Pacific	15,059	1,097	251	211	6,278	6,449	2,665
Other geographical areas	10,491	2,322	16	101	3,430	1,548	1,068
Total	484,270	12,842	3,370	4,432	274,305	79,092	24,336

	Dec 31, 2025
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	28,302	65,420	18,907	21,965	30,276	—	706,827
Of which:
Germany	426	7,002	4,075	1,470	286	—	322,250
United Kingdom	1,824	13,446	2,729	11,736	14,924	—	79,968
France	7,857	10,793	4,063	3,592	4,069	—	46,720
Luxembourg	149	3,076	15		4,013	—	39,207
Italy	6,030	8,845	961	3,380	805	—	53,771
Netherlands	50	2,220	41	169	32	—	23,863
Spain	1,490	3,763	588	1,123	27	—	31,561
Ireland	922	1,930	21	7	987	—	17,666
Switzerland		1,319	4		247	—	19,586
Poland		555	3,511		191	—	9,594
Belgium	5,572	5,208	2,022	—		—	17,109
Russian Federation⁸		—	1			—	13
Ukraine⁸		172	17			—	899
Other Europe⁸	3,983	7,090	861	487	4,696	—	44,621
North America	6,103	35,201	12,318	11,001	68,842	—	374,324
Of which:
U.S.	5,730	32,907	12,132	7,554	49,668	—	322,645
Cayman Islands	373	185		3,200	15,011	—	30,269
Canada	—	1,977	187	86	4,161	—	12,747
Other North America		132		161	1	—	8,662
Asia/Pacific	4,792	27,901	6,380	3,653	12,717	—	136,297
Of which:
Japan	5	2,666	2,028	157	7,179		16,108
Australia	3,145	2,507	294		1,315		16,393
India	569	6,750	55		16		22,220
China	118	2,289	249	90	240		9,192
Singapore	9	1,041	528	—	979		10,519
Hong Kong	13	410	567	—	662		8,289
Other Asia/Pacific	933	12,238	2,660	3,407	2,327		53,576
Other geographical areas	1,089	7,053	478	896	480	1,128	30,099
Total	40,285	135,575	38,084	37,514	112,315	1,128	1,247,548
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.3 billion as of December 31, 2025
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 16.9 million as of December 31, 2025
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.7 billion as of December 31, 2025
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 25.3 million as of December 31, 2025
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 130.2 million as of December 31, 2025
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is de minimis

	Dec 31, 2024
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	331,232	3,420	702	1,843	146,860	42,033	15,611
Of which:
Germany	220,959	304	353	512	72,341	15,761	4,393
United Kingdom	11,044	365	23	163	12,589	4,418	3,594
France	4,319	69	39	33	6,967	2,111	746
Luxembourg	17,119	944	14	131	8,737	546	1,780
Italy	23,190	229	24	69	4,424	5,302	266
Netherlands	9,593	265	4	332	9,452	2,964	1,460
Spain	15,580	109	40	123	3,833	4,633	169
Ireland	6,483	271	195	61	5,057	295	568
Switzerland	6,050	19	—	196	8,562	2,548	434
Poland	2,890	—	—	15	2,358	181	5
Belgium	1,991	33	—	80	1,685	1,582	181
Russian Federation⁸	102	—	—	12	1	21	—
Ukraine⁸	98	172[9]	—	—	—	5	—
Other Europe⁸	11,813	639	10	116	10,855	1,665	2,016
North America	108,465	3,262	931	2,324	110,332	14,856	5,890
Of which:
U.S.	95,186	2,986	507	2,095	102,989	13,462	4,923
Cayman Islands	5,969	151	319	87	2,770	660	515
Canada	1,491	121	33	118	2,584	223	202
Other North America	5,819	4	72	24	1,989	511	250
Asia/Pacific	40,066	1,433	309	611	9,941	15,232	5,156
Of which:
Japan	1,744	151	42	77	532	645	598
Australia	3,404	238	—	9	2,918	1,371	512
India	9,001	24	25	—	1,405	3,789	104
China	4,245	4	95	24	443	1,852	755
Singapore	5,146	95	17	129	1,136	2,128	291
Hong Kong	3,062	90	—	87	723	366	229
Other Asia/Pacific	13,466	831	130	285	2,783	5,082	2,666
Other geographical areas	9,816	3,265	11	289	2,567	1,348	244
Total	489,579	11,380	1,954	5,068	269,699	73,468	26,900

	Dec 31, 2024
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	10,425	57,024	15,388	27,957	34,516	283	687,293
Of which:
Germany	321	7,899	1,887	2,033	855	—	327,619
United Kingdom	503	12,141	1,983	12,407	14,163	—	73,393
France	1,511	7,855	3,888	4,077	8,058	—	39,672
Luxembourg	—	2,699	472	127	3,615	—	36,184
Italy	4,914	8,038	985	4,144	1,425	—	53,011
Netherlands	87	2,014	33	—	71	—	26,276
Spain	1,489	4,096	359	1,388	33	—	31,853
Ireland	1,326	1,695	8	29	1,065	—	17,053
Switzerland	—	1,657	1	2,658	280	—	22,404
Poland	—	262	3,554	—	84	—	9,349
Belgium	—	4,197	1,572	—	5	—	11,325
Russian Federation⁸	—	3	—	—	—	—	138
Ukraine⁸	—	165	13	—	—	—	454
Other Europe⁸	273	4,304	634	1,094	4,861	283	38,562
North America	7,227	34,972	12,695	8,205	52,388	—	361,546
Of which:
U.S.	6,854	33,637	12,499	4,991	39,389	—	319,517
Cayman Islands	373	370	—	3,032	9,388	—	23,634
Canada	—	872	195	—	3,575	—	9,415
Other North America	—	93	—	182	36	—	8,979
Asia/Pacific	3,844	28,246	5,995	3,839	17,524	1,006	133,202
Of which:
Japan	6	2,985	964	178	8,815	—	16,736
Australia	2,526	2,374	311	212	2,720	—	16,596
India	658	6,630	75	—	—	681	22,391
China	—	4,400	274	—	952	—	13,042
Singapore	61	946	738	—	711	—	11,397
Hong Kong	9	559	553	—	329	—	6,007
Other Asia/Pacific	584	10,353	3,081	3,449	3,997	326	47,032
Other geographical areas	160	7,501	158	845	222	1,497	27,923
Total	21,655	127,744	34,236	40,846	104,649	2,786	1,209,964
[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 15.6 billion as of December 31, 2024
[2]  Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 60.7 million as of December 31, 2024
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.2 billion as of December 31, 2024
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 41.6 million as of December 31, 2024
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 25.6 million as of December 31, 2024
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[8] Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine
[9] Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is de minimis